Leases	12 Months Ended
Dec. 31, 2017
Leases
Leases

26 Leases

Minimum amounts receivable under non-cancellable leases

						Operating lease
	Finance lease contracts and hire purchase agreements					assets:
	Gross	Present value	Other	Future	Present	future minimum
	amounts	adjustments	movements	Drawdowns	value	lease rentals
Year in which receipt will occur	£m	£m	£m	£m	£m	£m
2017
Within 1 year	2,817	(203)	(96)	(70)	2,448	129
After 1 year but within 5 years	3,736	(261)	(94)	—	3,381	256
After 5 years	467	(112)	(27)	—	328	16

Total	7,020	(576)	(217)	(70)	6,157	401

2016
Within 1 year	111	(12)	(1)	—	98	—
After 1 year but within 5 years	170	(45)	(8)	—	117	—
After 5 years	228	(84)	(19)	—	125	—

Total	509	(141)	(28)	—	340	—

	2017	2016	2015
	£m	£m	£m
Nature of operating lease assets on the balance sheet
Transportation	280	—	—
Cars and light commercial vehicles	45	—	—
Other	271	—	—

	596	—	—

Amounts recognised as income and expense
Finance leases - contingent rental income	—	(3)	(3)
Operating leases - minimum rentals payable	80	97	78

Finance lease contracts and hire purchase agreements
Accumulated allowance for uncollectable minimum receivables	63	—	—

There were no amounts recognised as income and expense in discontinued operations (2016 - £11 million; 2015 - £11 million) in relation to operating leases – minimum rentals payable.

Residual value exposures

The table below gives details of the unguaranteed residual value included in the carrying value of finance lease receivables and operating lease assets (refer to page 131 and 132).

	2017					2016
	Year in which residual value will be recovered					Year in which residual value will be recovered
		After 1 year	After 2 years				After 1 year	After 2 years
	Within 1	but within	but within	After 5		Within 1	but within	but within	After 5
	year	2 years	5 years	years	Total	year	2 years	5 years	years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating leases
- transportation	26	22	69	17	134	—	—	—	—	—
- cars and light commercial vehicles	5	7	7	—	19	—	—	—	—	—
- other	21	24	30	9	84	—	—	—	—	—
Finance lease contracts	32	20	72	27	151	1	2	6	19	28
Hire purchase agreements	64	2	1	—	67	—	—	—	—	—

	148	75	179	53	455	1	2	6	19	28

Acting as a lessor the Group provides asset finance to its customers. It purchases plant, equipment and intellectual property; renting them to customers under lease arrangements that, depending on their terms, qualify as either operating or finance leases.